Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Timothy Plan Small Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Timothy Plan Small Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.81%	6.09%	9.62%
Timothy Plan Small Cap Value Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		0.72%	6.85%	8.12%
Timothy Plan Small Cap Value Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(0.77%)	5.02%	6.45%
Timothy Plan Small Cap Value Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.00%	4.99%	6.16%
Timothy Plan Large/Mid Cap Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%	14.42%	14.82%
Timothy Plan Large/Mid Cap Value Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		5.05%	8.46%	9.73%
Timothy Plan Large/Mid Cap Value Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.98%	7.01%	8.15%
Timothy Plan Large/Mid Cap Value Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	4.55%	6.59%	7.65%
Timothy Plan Small/Mid Cap Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	17.15%	13.15%	14.29%
Timothy Plan Small/Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	8.66%	6.65%	12.49%
Timothy Plan Small/Mid Cap Growth Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		16.18%	10.16%	11.52%
Timothy Plan Small/Mid Cap Growth Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	15.33%	8.70%	10.45%
Timothy Plan Small/Mid Cap Growth Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	10.23%	7.68%	9.25%
Timothy Plan Large/Mid Cap Growth Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.37%	13.59%	14.59%
Timothy Plan Large/Mid Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	18.70%	15.35%	18.14%
Timothy Plan Large/Mid Cap Growth Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	11.63%	11.98%
Timothy Plan Large/Mid Cap Growth Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	9.11%	9.68%	10.61%
Timothy Plan Large/Mid Cap Growth Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	9.14%	8.99%	9.67%
Timothy Plan Growth & Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	17.88%	14.42%	14.82%
Timothy Plan Growth & Income Fund | Timothy Growth & Income Fund Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	12.48%	6.69%	7.32%
Timothy Plan Growth & Income Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	3.27%	2.73%
Timothy Plan Growth & Income Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	5.75%	2.45%	2.14%
Timothy Plan Growth & Income Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	3.98%	2.41%	2.04%
Timothy Plan Fixed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	7.30%	(0.36%)	2.01%
Timothy Plan Fixed Income Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		6.62%	(0.64%)	1.23%
Timothy Plan Fixed Income Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	5.20%	(1.60%)	0.33%
Timothy Plan Fixed Income Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	3.90%	(0.90%)	0.55%
Timothy Plan High Yield Bond Fund | ICE BofA U.S. Broad Market Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	7.16%	(0.40%)	2.02%
Timothy Plan High Yield Bond Fund | Bloomberg U.S. High-Yield Ba/B 3% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	8.78%	4.12%	6.16%
Timothy Plan High Yield Bond Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		7.82%	4.15%	5.83%
Timothy Plan High Yield Bond Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]	5.37%	1.92%	3.75%
Timothy Plan High Yield Bond Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	4.58%	2.17%	3.59%
Timothy Plan International Fund | MSCI AC World Index ex USA Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	32.38%	7.91%	8.41%
Timothy Plan International Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		28.64%	7.11%	7.73%
Timothy Plan International Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	27.90%	7.02%	7.53%
Timothy Plan International Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	17.28%	5.75%	6.33%
Timothy Plan Israel Common Values Fund | Israel TA-125 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	71.63%	18.67%	13.01%
Timothy Plan Israel Common Values Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		56.68%	13.55%	13.94%
Timothy Plan Israel Common Values Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]	55.81%	13.51%	13.81%
Timothy Plan Israel Common Values Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]	34.01%	11.01%	11.80%
Timothy Plan Defensive Strategies Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	17.15%	13.15%	14.29%
Timothy Plan Defensive Strategies Fund | Timothy Defensive Strategies Fund Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	7.93%	6.79%	4.89%
Timothy Plan Defensive Strategies Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		24.22%	8.53%	7.13%
Timothy Plan Defensive Strategies Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]	23.70%	7.77%	6.53%
Timothy Plan Defensive Strategies Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]	14.33%	6.46%	5.54%
Timothy Plan Strategic Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]	17.15%	13.15%	14.29%
Timothy Plan Strategic Growth Fund | Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]	16.73%	7.64%	9.35%
Timothy Plan Strategic Growth Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		13.34%	4.43%	5.03%
Timothy Plan Strategic Growth Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.96%	3.60%	4.43%
Timothy Plan Strategic Growth Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[22]	8.16%	3.36%	3.95%
Timothy Plan Conservative Growth Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	17.15%	13.15%	14.29%
Timothy Plan Conservative Growth Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	13.82%	5.31%	7.32%
Timothy Plan Conservative Growth Fund | CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		10.87%	2.87%	3.94%
Timothy Plan Conservative Growth Fund | CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.44%	2.04%	3.30%
Timothy Plan Conservative Growth Fund | CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]	6.63%	2.06%	3.00%

[1]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell 2000 Index is a more closely defined index which is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[3]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell Midcap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The Russell 1000 Index is an unmanaged index of 1000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Russell 1000 Growth Index is a more growth oriented sub-set of the Russell 1000 Index that is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[9]	The S&P 500 Index is an unmanaged index of companies in the United States, and reflects the broad market sector for the Fund. The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 40% of the Bloomberg US Aggregate Bond Index and 60% of the Russell 1000 Value Index. The Indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[11]	Bloomberg US Aggregate Bond Index is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[13]	The ICE BofA U.S. Broad Market Bond Index is an unmanaged index of corporate bond issues in the United States, and therefore reflects the broad market sector for the Fund. The Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index is an issuer-constrained version of the flagship U.S. Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The indices assume reinvestment of all distributions and do not reflect any asset-based charges for investment management or other expenses.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[15]	The MSCI AC World Index ex USA Net (USD) Index captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 1,973 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends.
[16]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[17]	The TA-125 Index is TASE’s most significant index and considered as the Israel Economy Benchmark Index. TA-125 financial products are the most popular among TASE Indices. The index consists of the 125 shares with the highest market capitalization that are included in the TA-35 and TA-90 indices.
[18]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[19]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Timothy Defensive Strategies Fund Blended Index reflects an unmanaged portfolio of 33% of the BB U.S. Treasury: 1-3 years Index, 33% of the BB Commodity Index and 34% of the MSCI U.S. REIT Gross (USD) Index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.
[20]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[21]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.
[22]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.
[23]	The Russell 3000 Index is an unmanaged index of 3000 companies in the United States, and therefore reflects the broad market sector for the Fund. The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses.
[24]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, return after taxes on distributions and sale of shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of shares or provides an assumed tax benefit that increases the return.